UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00572

American Mutual Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Laurie D. Neat

American Mutual Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Mutual Fund®

Investment portfolio

January 31, 2018

unaudited

Common stocks 91.18% Energy 9.28%	Shares	Value (000)
Baker Hughes, a GE Co., Class A	1,943,000	$62,467
BP PLC (ADR)	1,165,687	49,880
Canadian Natural Resources, Ltd.	4,908,000	167,550
Chevron Corp.	3,365,900	421,916
ConocoPhillips	6,519,500	383,412
Devon Energy Corp.	400,154	16,554
Enbridge Inc.	15,540,318	569,242
Enbridge Inc. (CAD denominated)	223,900	8,197
Enbridge Inc. (CAD denominated)1,2	1,645,344	59,031
EOG Resources, Inc.	913,600	105,064
Exxon Mobil Corp.	7,485,500	653,484
Halliburton Co.	525,900	28,241
Helmerich & Payne, Inc.	1,120,000	80,674
Inter Pipeline Ltd.	7,073,700	135,608
Occidental Petroleum Corp.	1,629,600	122,171
Royal Dutch Shell PLC, Class A (ADR)	4,808,009	337,714
Royal Dutch Shell PLC, Class B (ADR)	3,095,600	222,666
Schlumberger Ltd.	6,287,200	462,612
Suncor Energy Inc.	15,405,910	558,120
TransCanada Corp.	6,245,105	287,529
		4,732,132
Materials 3.28%
Barrick Gold Corp.	1,200,000	17,256
DowDuPont Inc.	2,715,717	205,254
International Flavors & Fragrances Inc.	834,814	125,473
Monsanto Co.	2,092,900	254,915
Mosaic Co.	2,400,500	65,534
Nucor Corp.	1,099,600	73,629
Nutrien Ltd.3	7,083,120	370,730
PPG Industries, Inc.	424,000	50,342
Praxair, Inc.	3,147,924	508,358
		1,671,491
Industrials 11.77%
Boeing Co.	2,667,700	945,353
C.H. Robinson Worldwide, Inc.	4,708,960	430,681
CSX Corp.	6,976,493	396,056
Cummins Inc.	802,000	150,776
Deere & Co.	2,732,300	454,709
Emerson Electric Co.	681,850	49,250
General Dynamics Corp.	2,165,675	481,819
General Electric Co.	24,549,585	396,967
Honeywell International Inc.	477,800	76,290
Illinois Tool Works Inc.	1,550,000	269,188
Lockheed Martin Corp.	2,425,760	860,781
Norfolk Southern Corp.	2,058,100	310,526

American Mutual Fund — Page 1 of 8

unaudited

Common stocks Industrials (continued)	Shares	Value (000)
Northrop Grumman Corp.	673,000	$229,177
Republic Services, Inc.	801,600	55,150
Union Pacific Corp.	2,248,471	300,171
United Technologies Corp.	2,551,674	352,157
Waste Connections, Inc.	2,152,000	154,557
Waste Management, Inc.	1,020,900	90,278
		6,003,886
Consumer discretionary 7.23%
Carnival Corp., units	3,959,300	283,525
Comcast Corp., Class A	12,353,600	525,399
Dollar General Corp.	2,419,600	249,509
Hasbro, Inc.	1,658,388	156,834
Home Depot, Inc.	3,671,250	737,554
Marriott International, Inc., Class A	261,000	38,456
McDonald’s Corp.	3,404,000	582,561
Newell Brands Inc.	6,402,736	169,288
NIKE, Inc., Class B	3,036,500	207,150
Omnicom Group Inc.	2,800,000	214,620
Ross Stores, Inc.	757,000	62,369
Starbucks Corp.	4,299,200	244,238
Time Warner Inc.	340,770	32,492
Viacom Inc., Class B	2,190,600	73,210
Whirlpool Corp.	225,000	40,819
Williams-Sonoma, Inc.	1,348,000	69,058
		3,687,082
Consumer staples 8.91%
Coca-Cola Co.	16,767,600	797,970
Colgate-Palmolive Co.	994,200	73,809
Costco Wholesale Corp.	2,845,000	554,405
CVS Health Corp.	3,245,000	255,349
General Mills, Inc.	1,500,000	87,735
Hormel Foods Corp.	3,126,400	107,329
Kellogg Co.	6,137,423	418,020
Kimberly-Clark Corp.	4,115,500	481,513
Kraft Heinz Co.	2,292,000	179,670
Kroger Co.	6,900,000	209,484
Mondelez International, Inc.	5,257,200	233,420
Nestlé SA	1,400,000	120,965
Nestlé SA (ADR)	1,296,500	112,018
PepsiCo, Inc.	1,235,769	148,663
Procter & Gamble Co.	8,216,978	709,454
Unilever PLC (ADR)	981,000	55,397
		4,545,201
Health care 14.49%
Abbott Laboratories	9,700,300	602,971
AbbVie Inc.	17,425,800	1,955,523
Amgen Inc.	5,714,378	1,063,160
AstraZeneca PLC (ADR)	4,527,099	158,720
Cardinal Health, Inc.	795,500	57,109
Danaher Corp.	1,500,000	151,920
Eli Lilly and Co.	3,092,100	251,852
Gilead Sciences, Inc.	5,933,900	497,261

American Mutual Fund — Page 2 of 8

unaudited

Common stocks Health care (continued)	Shares	Value (000)
Johnson & Johnson	3,184,800	$440,107
Medtronic PLC	3,827,500	328,744
Merck & Co., Inc.	7,245,085	429,271
Novartis AG (ADR)	3,014,000	271,441
Pfizer Inc.	7,595,700	281,345
Roche Holding AG (ADR)	2,715,200	84,171
Stryker Corp.	1,516,000	249,200
UnitedHealth Group Inc.	2,404,300	569,290
		7,392,085
Financials 13.25%
Aon PLC, Class A	1,852,000	263,299
Bank of Montreal	528,736	43,558
Bank of New York Mellon Corp.	8,372,500	474,721
BB&T Corp.	1,810,000	99,894
Berkshire Hathaway Inc., Class B3	835,000	179,007
Chubb Ltd.	2,044,400	319,233
CME Group Inc., Class A	2,203,500	338,193
Huntington Bancshares Inc.	15,730,000	254,511
Intercontinental Exchange, Inc.	4,237,090	312,867
Invesco Ltd.	4,157,800	150,221
JPMorgan Chase & Co.	6,443,897	745,366
M&T Bank Corp.	846,000	161,400
Marsh & McLennan Companies, Inc.	4,546,094	379,690
Moody’s Corp.	138,000	22,327
Nasdaq, Inc.	545,800	44,161
PNC Financial Services Group, Inc.	1,288,000	203,530
Principal Financial Group, Inc.	3,900,000	263,640
Progressive Corp.	3,195,500	172,876
Royal Bank of Canada	2,883,000	246,860
State Street Corp.	3,102,391	341,790
Sun Life Financial Inc.	2,560,700	111,058
Toronto-Dominion Bank	4,958,400	301,520
Toronto-Dominion Bank (CAD denominated)	2,500,000	152,073
U.S. Bancorp	4,000,000	228,560
Wells Fargo & Co.	13,058,400	858,982
Willis Towers Watson PLC	550,000	88,258
		6,757,595
Information technology 11.73%
Accenture PLC, Class A	3,423,400	550,140
Amphenol Corp., Class A	270,000	25,048
Analog Devices, Inc.	2,920,800	268,363
Apple Inc.	2,792,850	467,607
Applied Materials, Inc.	200,000	10,726
Cisco Systems, Inc.	6,700,000	278,318
HP Inc.	1,180,500	27,529
Intel Corp.	17,384,400	836,885
Maxim Integrated Products, Inc.	1,500,000	91,500
Micro Focus International PLC, depository receipt	162,113	4,902
Microsoft Corp.	14,547,607	1,382,168
NetApp, Inc.	2,228,500	137,053
QUALCOMM Inc.	5,775,907	394,206
Samsung Electronics Co., Ltd. (GDR)	17,000	20,128
Samsung Electronics Co., Ltd., preferred (GDR)	21,017	20,933

American Mutual Fund — Page 3 of 8

unaudited

Common stocks Information technology (continued)	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	6,000,000	$271,860
Texas Instruments Inc.	9,027,935	990,094
Visa Inc., Class A	984,100	122,255
Xilinx, Inc.	1,134,100	82,812
		5,982,527
Telecommunication services 4.55%
AT&T Inc.	8,876,000	332,406
BCE Inc.	1,000,000	46,750
TELUS Corp.	4,040,000	152,108
Verizon Communications Inc.	33,126,014	1,791,124
		2,322,388
Utilities 4.21%
American Electric Power Co., Inc.	7,744,000	532,632
CMS Energy Corp.	2,179,800	97,546
Dominion Energy, Inc.	3,495,000	267,158
Duke Energy Corp.	1,147,857	90,107
Exelon Corp.	5,435,320	209,314
PG&E Corp.	5,820,650	246,970
PPL Corp.	2,044,300	65,152
Sempra Energy	4,524,753	484,239
Xcel Energy Inc.	3,365,000	153,579
		2,146,697
Real estate 1.18%
Crown Castle International Corp. REIT	2,860,000	322,522
Digital Realty Trust, Inc. REIT	259,800	29,085
Public Storage REIT	120,000	23,491
Simon Property Group, Inc. REIT	90,000	14,704
Ventas, Inc. REIT	3,208,900	179,602
Weingarten Realty Investors REIT	1,122,000	33,155
		602,559
Miscellaneous 1.30%
Other common stocks in initial period of acquisition		665,688
Total common stocks (cost: $29,937,084,000)		46,509,331
Preferred securities 0.02% Financials 0.02%
U.S. Bancorp, Series F, 6.50% noncumulative depositary shares	387,000	10,728
Total preferred securities (cost: $10,004,000)		10,728
Convertible stocks 0.31% Utilities 0.31%
Dominion Resources, Inc., convertible preferred, Series A, units	1,600,000	80,752
NextEra Energy, Inc. 6.123% convertible preferred 2019	1,400,000	79,184
Total convertible stocks (cost: $148,712,000)		159,936

American Mutual Fund — Page 4 of 8

unaudited

Bonds, notes & other debt instruments 1.61% U.S. Treasury bonds & notes 1.15% U.S. Treasury 1.15%	Principal amount (000)	Value (000)
U.S. Treasury 1.375% 2021	$563,210	$545,452
U.S. Treasury 1.375% 2021	39,665	38,464
		583,916
Corporate bonds & notes 0.46% Financials 0.46%
JPMorgan Chase & Co., Series I, junior subordinated 7.90% 2049	116,654	118,404
Wells Fargo & Co., Series K, junior subordinated 7.98% 2049	115,445	116,674
		235,078
Total bonds, notes & other debt instruments (cost: $827,762,000)		818,994
Short-term securities 6.63%
Apple Inc. 1.50% due 2/20/20182	50,000	49,960
Bank of New York Mellon Corp. 1.31% due 2/13/2018	50,000	49,974
Chariot Funding, LLC 1.45% due 3/20/20182	50,000	49,891
Chevron Corp. 1.40% due 2/12/20182	10,000	9,995
Ciesco LLC 1.40%–1.55% due 2/8/2018–5/7/20182	100,000	99,848
Cisco Systems, Inc. 1.50%–1.53% due 2/1/2018–2/22/20182	125,000	124,922
Coca-Cola Co. 1.37%–1.62% due 3/20/2018–4/24/20182	150,000	149,533
Emerson Electric Co. 1.34% due 2/12/20182	50,000	49,976
ExxonMobil Corp. 1.41%–1.48% due 2/2/2018–2/23/2018	148,200	148,156
Fannie Mae 1.30% due 3/26/2018	100,000	99,788
Federal Home Loan Bank 1.17%–1.48% due 2/2/2018–6/20/2018	758,100	756,634
Freddie Mac 1.06%–1.16% due 2/23/2018–4/3/2018	180,900	180,614
General Electric Co. 1.41% due 2/1/2018	59,300	59,298
IBM Corp. 1.58% due 3/28/20182	37,800	37,710
IBM Credit LLC 1.53% due 2/13/20182	50,000	49,974
Intel Corp. 1.43%–1.44% due 2/8/2018–2/13/2018	117,000	116,951
Microsoft Corp. 1.35% due 3/6/20182	100,000	99,858
National Rural Utilities Cooperative Finance Corp. 1.55% due 2/23/2018	19,500	19,481
Paccar Financial Corp. 1.52% due 2/1/2018	43,700	43,698
PepsiCo Inc. 1.48% due 2/9/2018–3/5/20182	100,000	99,912
Pfizer Inc. 1.26%–1.50% due 2/7/2018–3/12/20182	164,300	164,095
Procter & Gamble Co. 1.24%–1.58% due 2/12/2018–4/18/20182	116,100	115,891
Qualcomm Inc. 1.34% due 2/6/20182	36,150	36,141
U.S. Bank, N.A. 1.38% due 2/26/2018	50,000	50,000
U.S. Treasury Bills 1.04%–1.60% due 2/8/2018–7/19/2018	574,400	571,795
Wal-Mart Stores, Inc. 1.50% due 2/20/20182	46,700	46,661
Walt Disney Co. 1.63%–1.66% due 3/29/2018–5/24/20182	98,900	98,514
Total short-term securities (cost: $3,379,646,000)		3,379,270
Total investment securities 99.75% (cost: $34,303,208,000)		50,878,259
Other assets less liabilities 0.25%		129,338
Net assets 100.00%		$51,007,597

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

American Mutual Fund — Page 5 of 8

unaudited

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $59,031,000, which represented .12% of the net assets of the fund.
2	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,341,912,000, which represented 2.63% of the net assets of the fund.
3	Security did not produce income during the last 12 months.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related

American Mutual Fund — Page 6 of 8

unaudited

securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of January 31, 2018 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$4,673,101	$59,031	$—	$4,732,132
Materials	1,671,491	—	—	1,671,491
Industrials	6,003,886	—	—	6,003,886
Consumer discretionary	3,687,082	—	—	3,687,082
Consumer staples	4,545,201	—	—	4,545,201
Health care	7,392,085	—	—	7,392,085
Financials	6,757,595	—	—	6,757,595
Information technology	5,982,527	—	—	5,982,527
Telecommunication services	2,322,388	—	—	2,322,388
Utilities	2,146,697	—	—	2,146,697
Real estate	602,559	—	—	602,559
Miscellaneous	665,688	—	—	665,688
Preferred securities	10,728	—	—	10,728
Convertible stocks	159,936	—	—	159,936
Bonds, notes & other debt instruments	—	818,994	—	818,994
Short-term securities	—	3,379,270	—	3,379,270
Total	$46,620,964	$4,257,295	$—	$50,878,259

American Mutual Fund — Page 7 of 8

unaudited

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
GDR = Global Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-003-0318O-S60653	American Mutual Fund — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: March 29, 2018

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: March 29, 2018